Segment information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment information	Segment information
On December 31, 2019, Sirius Group completed an internal reorganization to optimize the Company's operations, better serve its clients and make the Company more nimble and efficient. Beginning on January 1, 2020, Sirius Group classifies its business into four reportable segments –Global Reinsurance, Global Accident & Health ("Global A&H"), U.S. Specialty, and Runoff & Other. The accounting policies of the reportable segments are the same as those used for the preparation of the Company's consolidated financial statements.
The Company's Global Reinsurance, Global A&H, U.S. Specialty, and Runoff & Other reportable segments each have managers who are responsible for the overall profitability of their respective segments and who are directly accountable to the Company's chief operating decision maker, the Chief Executive Officer ("CEO") of the Company. The CEO assesses segment operating performance, allocates capital and makes resource allocation decisions based on Technical profit (loss), Underwriting profit (loss), and Underwriting profit (loss), including net service fee revenue.
Segment results are shown prior to corporate eliminations. Corporate eliminations are shown to reconcile to consolidated Technical profit (loss), consolidated Underwriting profit (loss) and consolidated Underwriting profit (loss), including net service fee revenue.
Sirius Group does not allocate its assets by segment, with the exception of goodwill and intangible assets, and, accordingly, investment income is not allocated to each segment. The internal reorganization had no impact to the allocation of goodwill and intangible assets to the Global A&H segment. Where applicable, all prior periods presented have been revised to conform to this new presentation.
Global Reinsurance
Global Reinsurance consists of Sirius Group's underwriting lines of business that offer Other Property, Property Catastrophe Excess Reinsurance, Agriculture Reinsurance, Aviation & Space, Marine & Energy, Trade Credit, Contingency and Casualty Reinsurance:
Other Property—Sirius Group participates in the broker market for property reinsurance treaties written on a proportional and excess of loss basis. For Sirius Group's international business, the book consists of treaty, written on both a proportional and excess of loss basis, facultative and primary business, primarily in Europe, Asia and Latin America. In the United States, the book predominantly centers on significant participations on proportional and excess of loss treaties mostly in the excess and surplus lines segment of the market.
Property Catastrophe Excess Reinsurance—Property catastrophe excess of loss reinsurance treaties cover losses from catastrophic events. Sirius Group writes a worldwide book with the largest concentration of exposure in Europe and the United States. The U.S. book written in Bermuda has a national account focus supporting principally the lower and/or middle layers of large capacity programs. Additionally, Stockholm writes a U.S. book mainly consisting of select small regional and standard lines carriers. The exposures written in the international book are diversified across many countries, regions, perils and layers.
Agriculture Reinsurance—Sirius Group provides stop-loss reinsurance coverage to companies writing U.S. government-sponsored multi-peril crop insurance ("MPCI"). Sirius Group's participation is net of the government's stop-loss reinsurance protection. Sirius Group also provides coverage for crop-hail and certain named perils when bundled with MPCI business. Sirius Group also writes agriculture business outside of the United States.
Aviation & Space—Sirius Group provides aviation insurance that covers loss of or damage to an aircraft and the aircraft operations' liability to passengers, cargo and hull as well as to third parties. Additionally, liability arising out of non-aircraft operations such as hangars, airports and aircraft products can be covered. Space insurance primarily covers loss of or damage to a satellite during launch and in orbit. The book consists of treaty, written on both a proportional and excess of loss basis, facultative and primary business.
Marine & Energy—Sirius Group provides marine & energy reinsurance, primarily written on an excess of loss and proportional basis. Coverage offered includes damage to ships and goods in transit, marine liability lines and offshore energy industry insurance. Sirius Group also writes yacht business, both on a reinsurance and primary basis. The marine & energy portfolio is diversified across many countries and regions.
Trade Credit—Sirius Group writes credit and bond reinsurance worldwide. The bulk of the business is traditional short-term commercial credit insurance, covering pre-agreed domestic and export sales of goods and services with typical coverage periods of 60 to 120 days. Losses under these policies are correlated to adverse changes in a respective country's gross national product.
Contingency—Sirius Group underwrote a contingency insurance book primarily for event cancellation and non-appearance. Additionally, coverage for probability based risks with prize redemption was also offered. The contingency insurance business was exited in 2018; however, Sirius Group continues to offer this class on a treaty reinsurance basis on a selective basis for a few key clients.
Casualty Reinsurance—Sirius Group underwrites a cross section of all casualty lines, including general liability, umbrella, auto, workers compensation, professional liability and other specialty classes, written on a proportional and excess of loss basis.
Global A&H
Global A&H consists of Sirius Group’s insurance and reinsurance business, and MGU units (which include ArmadaCorp Capital, LLC ("Armada") and IMG. Armada’s products are offered in the United States while IMG and the insurance and reinsurance business write accident and health products on a worldwide basis:
Accident and Health insurance and reinsurance—Sirius Group is an insurer of accident and health business in the United States and internationally, on either an admitted or surplus lines basis, as well as a reinsurer of medical expense, travel and personal accident on a treaty or facultative basis worldwide. The MGU unit writes health insurance business worldwide through IMG and within the United States via Armada.
U.S. Specialty
U.S. Specialty consists of Sirius Group's specialty insurance product offerings, which currently includes Environmental, Surety and Workers’ Compensation.
Environmental underwrites a pure environmental insurance book in the United States consisting of four core products that revolve around pollution coverage, which are premises pollution liability, contractor's pollution liability, contractor's pollution and professional liability.
Surety underwrote commercial surety bonds, including non-construction contract bonds, in a broad range of business segments in the United States. In April 2020, the Company decided to exit the Surety business due to competitive market conditions in that business line and recent economic downturn which presented new risks and challenges for this line of business.
Workers' Compensation is a state-mandated insurance program that provides medical, disability, survivor, burial and rehabilitation benefits to employees who are injured or killed due to a work-related injury or illness.
Runoff & Other
Runoff & Other includes the results of Sirius Global Solutions Holding Company ("Sirius Global Solutions"), which specializes in the acquisition and management of runoff liabilities for insurance and reinsurance companies, both in the United States and internationally, as well as asbestos risks, environmental risks and other long-tailed liability exposures.
The following tables summarize the segment results for the years ended December 31, 2020, 2019, and 2018:

	For the year ended December 31, 2020
(Millions)	Global Reinsurance	Global A&H	U.S. Specialty	Runoff & Other	Corporate Elimination	Total
Gross written premiums	$1,034.1	$544.6	$105.5	$66.6	$—	$1,750.8
Net written premiums	$916.0	$425.5	$94.5	$68.8	$—	$1,504.8
Net earned insurance and reinsurance premiums	$947.5	$453.9	$71.9	$69.2	$—	$1,542.5
Loss and allocated LAE(1)	(820.0)	(301.9)	(47.8)	(59.8)	—	(1,229.5)
Insurance and reinsurance acquisition expenses	(205.2)	(125.4)	(12.7)	(1.3)	39.5	(305.1)
Technical profit	(77.7)	26.6	11.4	8.1	39.5	7.9
Unallocated LAE(2)	(24.0)	(3.2)	(0.7)	(12.9)	(19.4)	(60.2)
Other underwriting expenses	(90.6)	(24.7)	(17.4)	(6.1)	(19.2)	(158.0)
Underwriting (loss)	(192.3)	(1.3)	(6.7)	(10.9)	0.9	(210.3)
Service fee revenue(3)	—	108.4	—	0.9	(43.4)	65.9
Managing general underwriter unallocated LAE(4)	—	(23.3)	—	—	23.3	—
Managing general underwriter other underwriting expenses(5)	—	(19.2)	—	—	19.2	—
General and administrative expenses, MGU + Runoff & Other(6)	—	(47.1)	—	(4.6)	—	(51.7)
Underwriting (loss), including net service fee income	(192.3)	17.5	(6.7)	(14.6)	—	(196.1)
Net investment income						35.4
Net realized investment gains (losses)						50.3
Net unrealized investment gains (losses)						3.5
Net foreign exchange gains (losses)						(49.2)
Revaluation of contingent consideration						(0.9)
Other revenue(7)						(23.2)
General and administrative expenses(8)						(67.3)
Intangible asset amortization expenses						(15.8)
Impairment of intangible assets						—
Interest expense on debt						(31.8)
Pre-tax (loss) income						$(295.1)
Underwriting Ratios
Loss ratio	89.1%	67.2%	67.5%	NM	NM	83.6%
Acquisition expense ratio	21.7%	27.6%	17.7%	NM	NM	19.8%
Other underwriting expense ratio	9.6%	5.4%	24.2%	NM	NM	10.2%
Combined ratio (9)	120.4%	100.2%	109.4%	NM	NM	113.6%
Goodwill and intangible assets(10)	$—	$556.7	$—	$8.1	$—	$564.8
(1)Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss)).
(2)Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss)).
(3)Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss)).
(4)Managing general underwriter unallocated LAE represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the claims process.
(5)Managing general underwriter other underwriting expenses represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the underwriting process.
(6)General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss)).
(7)Other revenue is presented net of Service fee revenue and is comprised mainly of the gains (losses) from derivatives (see Note 14). The sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss).
(8)General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss)).
(9)Ratios considered not meaningful ("NM") to Runoff & Other and Corporate Elimination.
(10)Sirius Group does not allocate its assets by segment, with the exception of Goodwill and Intangible assets.

	For the year ended December 31, 2019
(Millions)	Global Reinsurance	Global A&H	U.S. Specialty	Runoff & Other	Corporate Elimination	Total
Gross written premiums	$1,238.8	$593.4	$66.3	$4.2	$—	$1,902.7
Net written premiums	$987.9	$458.1	$54.1	$2.5	$—	$1,502.6
Net earned insurance and reinsurance premiums	$966.5	$443.3	$29.6	$2.2	$—	$1,441.6
Loss and allocated LAE(1)	(830.6)	(271.3)	(23.7)	(1.8)	—	(1,127.4)
Insurance and reinsurance acquisition expenses	(199.7)	(125.8)	(6.4)	(2.9)	46.1	(288.7)
Technical profit	(63.8)	46.2	(0.5)	(2.5)	46.1	25.5
Unallocated LAE(2)	(20.3)	(7.4)	(0.4)	(1.0)	(13.8)	(42.9)
Other underwriting expenses	(84.5)	(23.7)	(10.6)	(5.9)	(13.5)	(138.2)
Underwriting (loss)	(168.6)	15.1	(11.5)	(9.4)	18.8	(155.6)
Service fee revenue(3)	—	124.2	—	—	(49.6)	74.6
Managing general underwriter unallocated LAE(4)	—	(17.3)	—	—	17.3	—
Managing general underwriter other underwriting expenses(5)	—	(13.5)	—	—	13.5	—
General and administrative expenses, MGU + Runoff & Other(6)	—	(66.9)	—	(3.7)	—	(70.6)
Underwriting (loss), including net service fee income	(168.6)	41.6	(11.5)	(13.1)	—	(151.6)
Net investment income						84.7
Net realized investment gains (losses)						56.7
Net unrealized investment gains (losses)						80.6
Net foreign exchange gains (losses)						7.7
Revaluation of contingent consideration						(6.3)
Other revenue(7)						(19.5)
General and administrative expenses(8)						(39.2)
Intangible asset amortization expenses						(15.8)
Impairment of intangible assets						—
Interest expense on debt						(31.0)
Pre-tax (loss) income						$(33.7)
Underwriting Ratios
Loss ratio	88.0%	62.9%	81.4%	NM	NM	81.2%
Acquisition expense ratio	20.7%	28.4%	21.6%	NM	NM	20.0%
Other underwriting expense ratio	8.7%	5.3%	35.8%	NM	NM	9.6%
Combined ratio (9)	117.4%	96.6%	138.8%	NM	NM	110.8%
Goodwill and intangible assets(10)	$—	$572.5	$—	$8.1	$—	$580.6
(1)Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss)).
(2)Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss)).
(3)Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss)).
(4)Managing general underwriter unallocated LAE represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the claims process.
(5)Managing general underwriter other underwriting expenses represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the underwriting process.
(6)General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss)).
(7)Other revenue is presented net of Service fee revenue and is comprised mainly of the right of indemnification and gains (losses) from derivatives (see Note 14). The sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss).
(8)General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss)).
(9)Ratios considered not meaningful ("NM") to Runoff & Other and Corporate Elimination.
(10)Sirius Group does not allocate its assets by segment, with the exception of Goodwill and Intangible assets.

	For the year ended December 31, 2018
(Millions)	Global Reinsurance	Global A&H	U.S. Specialty	Runoff & Other	Corporate Elimination	Total
Gross written premiums	$1,268.1	$500.6	$19.4	$32.9	$—	$1,821.0
Net written premiums	$934.6	$379.8	$13.1	$29.6	$—	$1,357.1
Net earned insurance and reinsurance premiums	$870.5	$357.6	$5.0	$29.2	$—	$1,262.3
Loss and allocated LAE(1)	(658.8)	(189.0)	(2.3)	(13.0)	—	(863.1)
Insurance and reinsurance acquisition expenses	(185.3)	(109.7)	(1.3)	(2.8)	43.7	(255.4)
Technical profit	26.4	58.9	1.4	13.4	43.7	143.8
Unallocated LAE(2)	(16.4)	(5.9)	—	(1.6)	(13.0)	(36.9)
Other underwriting expenses	(87.7)	(27.4)	(8.7)	(6.3)	(16.1)	(146.2)
Underwriting (loss)	(77.7)	25.6	(7.3)	5.5	14.6	(39.3)
Service fee revenue(3)	—	115.7	—	—	(44.7)	71.0
Managing general underwriter unallocated LAE(4)	—	(14.0)	—	—	14.0
Managing general underwriter other underwriting expenses(5)	—	(16.1)	—	—	16.1	—
General and administrative expenses, MGU + Runoff & Other(6)	—	(53.6)	—	(3.1)	—	(56.7)
Underwriting (loss), including net service fee income	(77.7)	57.6	(7.3)	2.4	—	(25.0)
Net investment income						71.4
Net realized investment gains (losses)						2.3
Net unrealized investment gains (losses)						(23.2)
Net foreign exchange gains (losses)						22.7
Revaluation of contingent consideration						9.6
Other revenue(7)						41.7
General and administrative expenses(8)						(21.2)
Intangible asset amortization expenses						(15.8)
Impairment of intangible assets						(8.0)
Interest expense on debt						(30.8)
Pre-tax (loss) income						$23.7
Underwriting Ratios
Loss ratio	77.6%	54.5%	46.0%	NM	NM	71.3%
Acquisition expense ratio	21.3%	30.7%	26.0%	NM	NM	20.2%
Other underwriting expense ratio	10.1%	7.7%	174.0%	NM	NM	11.6%
Combined ratio (9)	109.0%	92.9%	246.0%	NM	NM	103.1%
Goodwill and intangible assets(10)	$—	$588.1	$—	$8.1	$—	$596.2
(1)Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss)).
(2)Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss)).
(3)Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss)).
(4)Managing general underwriter unallocated LAE represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the claims process.
(5)Managing general underwriter other underwriting expenses represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the underwriting process.
(6)General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss)).
(7)Other revenue is presented net of Service fee revenue and is comprised mainly of the right of indemnification, gains (losses) from derivatives (see Note 14), and  the termination of the call option to purchase The Phoenix Holdings, Ltd. The sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss).
(8)General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss)).
(9)Ratios considered not meaningful ("NM") to Runoff & Other and Corporate Elimination.
(10)Sirius Group does not allocate its assets by segment, with the exception of Goodwill and Intangible assets.
The following tables provide summary information regarding net premiums written by client location and underwriting location by reportable segment for the years ended December 31, 2020, 2019, and 2018:

	For the year ended December 31, 2020
(Millions)	Global Reinsurance	Global A&H	U.S. Specialty	Runoff & Other	Total
Net written premiums by client location:
United States	$433.0	$365.0	$94.5	$71.2	$963.7
Europe	253.1	24.8	—	0.4	278.3
Canada, the Caribbean, Bermuda and Latin America	90.7	11.8	—	(3.6)	98.9
Asia and Other	139.2	23.9	—	0.8	163.9
Total net written premiums by client location	$916.0	$425.5	$94.5	$68.8	$1,504.8
Net written premiums by underwriting location:
United States	$213.8	$219.4	$94.5	$71.2	$598.9
Europe	449.2	206.0	—	0.4	655.6
Canada, the Caribbean, Bermuda and Latin America	200.8	(0.1)	—	(3.6)	197.1
Asia and Other	52.2	0.2	—	0.8	53.2
Total net written premiums by underwriting location	$916.0	$425.5	$94.5	$68.8	$1,504.8

	For the year ended December 31, 2019
(Millions)	Global Reinsurance	Global A&H	U.S. Specialty	Runoff & Other	Total
Net written premiums by client location:
United States	$480.2	$386.2	$54.1	$1.8	$922.3
Europe	245.3	23.5	—	0.1	268.9
Canada, the Caribbean, Bermuda and Latin America	90.0	12.4	—	0.1	102.5
Asia and Other	172.4	36.0	—	0.5	208.9
Total net written premiums by client location	$987.9	$458.1	$54.1	$2.5	$1,502.6
Net written premiums by underwriting location:
United States	$33.4	$170.3	$43.8	$1.8	$249.3
Europe	488.4	249.9	10.3	0.2	748.8
Canada, the Caribbean, Bermuda and Latin America	413.8	37.1	—	—	450.9
Asia and Other	52.3	0.8	—	0.5	53.6
Total net written premiums by underwriting location	$987.9	$458.1	$54.1	$2.5	$1,502.6

	For the year ended December 31, 2018
(Millions)	Global Reinsurance	Global A&H	U.S. Specialty	Runoff & Other	Total
Net written premiums by client location:
United States	$444.7	$307.7	$13.1	$29.2	$794.7
Europe	246.1	30.4	—	—	276.5
Canada, the Caribbean, Bermuda and Latin America	91.1	12.5	—	—	103.6
Asia and Other	152.7	29.2	—	0.4	182.3
Total net written premiums by client location	$934.6	$379.8	$13.1	$29.6	$1,357.1
Net written premiums by underwriting location:
United States	$33.5	$109.5	$7.9	$29.2	$180.1
Europe	462.0	224.9	5.2	—	692.1
Canada, the Caribbean, Bermuda and Latin America	389.1	44.7	—	—	433.8
Asia and Other	50.0	0.7	—	0.4	51.1
Total net written premiums by underwriting location	$934.6	$379.8	$13.1	$29.6	$1,357.1